EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2019
EARNINGS PER SHARE [abstract]
Disclosure of earnings per share
12.	EARNINGS PER SHARE

	2017	2018	2019
	(restated)	(restated)

Earnings:
Profit for the purpose of basic and diluted earnings per share calculation	24,719	52,675	61,045

Number of shares:
Number of ordinary shares for the purpose of basic earnings per share calculation	44,647,455,984	44,647,455,984	44,647,455,984

Effect of dilutive potential ordinary shares under the share option schemes	4,101,969	8,566,982	3,654,758

Weighted average number of ordinary shares for the purpose of diluted earnings per share	44,651,557,953	44,656,022,966	44,651,110,742

Earnings per share:
Basic (RMB Yuan)	0.55	1.18	1.37
Diluted (RMB Yuan)	0.55	1.18	1.37